VESSELS HELD FOR SALE	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
VESSELS HELD FOR SALE	VESSELS AND EQUIPMENT, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2020	2,726,105	(458,419)	2,267,686
Additions	642,515	—	642,515
Transfer from newbuildings	116,446	—	116,446
Transfer to held for sale	(8,148)	—	(8,148)
Impairment loss	(4,187)	—	(4,187)
Depreciation	—	(49,635)	(49,635)
Balance at June 30, 2021	3,472,731	(508,054)	2,964,677

At June 30, 2021, we owned 13 Newcastlemaxes, 35 Capesizes, 33 Panamaxes and two Ultramaxes (At December 31, 2020: three Newcastlemaxes, 35 Capesizes, 27 Panamaxes and two Ultramaxes).

In February 2021, we entered into an agreement to acquire 15 modern dry bulk vessels and three newbuildings for a total consideration of $752 million from affiliates of Hemen Holding Ltd., our largest shareholder (the “Vessel Acquisitions”). The Vessel Acquisitions have been accounted for as an asset acquisition rather than a business combination as substantially all the fair value of the gross assets acquired on closing of the Vessel Acquisitions is concentrated in the value of the vessels, being a group of similar identifiable assets.

We took delivery of all vessels and newbuildings in the first six months of 2021. For 15 vessels delivered in the period, there has been a non-cash draw down on the $413.6 million facility from Sterna Finance, an affiliate of Hemen (''Sterna Facility'') in the total amount of $350.6 million which equaled to 55% of the total purchase price for the 15 vessels acquired from Hemen. Total cash payment to Hemen amounted to the aggregate purchase price less $350.6 million non-cash drawdown under the Sterna Facility for 15 acquired vessels.

In aggregate we capitalized $757.4 million under vessel and equipment related to the 15 vessels and three newbuildings, which includes $752 million described above and adjustments to acquisition price of the vessels and newbuildings as described below in the total amount of $5.4 million.

In connection with the acquisition of vessels from Hemen, we acquired certain unfavorable time charter-out contracts. The contracts were valued to net $2.2 million, which was recorded as an adjustment to acquisition price of the vessels on one side and unfavourable charter party contracts on the other side. Further, $1.0 million is expected to be paid to Hemen due to delivery of vessels not within delivery window set out in purchase agreements, this additional settlement was also capitalized as part of the purchase price.

With reference to Note 13, "Newbuildings", we paid $2.1 million for newbuilding technical supervision and other costs not included in the original purchase price.

In January 2021, we entered into an agreement to sell the Golden Saguenay, a Panamax vessel, to an unrelated third party for $8.4 million. The vessel was delivered to her new owners in April 2021. In the six months ended June 30, 2021, we recorded an impairment loss of $4.2 million related to the sale.

For the six months ended June 30, 2021, we capitalized $1.2 million in total in relation to the installation of ballast water treatment systems on its owned vessels.
Total depreciation expense for vessels and equipment was $49.6 million for the six months ended June 30, 2021. In addition, we depreciated $7.4 million of our finance leased assets during the six months ended June 30, 2021.
VESSELS HELD FOR SALE
In January 2021, we entered into an agreement to sell the Golden Saguenay, a Panamax vessel, to an unrelated third party for $8.4 million. The vessel was delivered to her new owners in April 2021. In the six months ended June 30, 2021, we recorded an impairment loss of $4.2 million related to the sale.

In December 2020, we entered into an agreement to sell the Golden Shea, a Panamax vessel, to an unrelated third party for a total gross amount of $9.6 million. In 2020, we recognized a $0.7 million impairment loss in connection with the sale and classified the vessel as held for sale as of December 31, 2020. In March 2021 Golden Shea, a Panamax vessel, was delivered to her new owner, and as such the vessel is no longer classified as held for sale as of June 30, 2021.